Income Taxes - Reconciliation of Tax Expense Computed at Statutory Federal Rate and Company's Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Computed expected tax benefit	$ (82,833)	$ (98,598)	$ (139,100)
State income taxes, net of federal tax effect	483	404	65
Foreign income taxes	232	(690)	(299)
Other reconciling items	2,988	0	(344)
Permanent differences	7,007	4,406	2,008
Effect of Federal law change	0	0	166,876
Change in valuation allowance	73,436	92,867	(28,128)
Income tax expense (benefit)	$ 1,313	$ (1,611)	$ 1,078